OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2025
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Loss
	Six months ended June 30, 2025
	Foreign currency translation adjustments	Unrealized gain on cash flow hedges	Total

Beginning balance	$(7,188)	$1,068	$(6,120)

Other comprehensive income before reclassifications	725	3,367	4,092
Amounts reclassified from accumulated other comprehensive income	-	(815)	(815)

Net current-period other comprehensive income	725	2,552	3,277

Ending balance	$(6,463)	$3,620	$(2,843)